Condensed consolidated cash flow statement (unaudited) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Reconciliation of profit before tax to net cash flows from operating activities:
Profit/(loss) before tax	£ 1,272	£ 3,014
Adjustments for non-cash items	(1,112)	(297)
Net increase in loans and advances at amortised cost	(19,431)	(11,333)
Net increase in deposits at amortised cost	51,126	18,758
Net increase in debt securities in issue	24,183	8,529
Changes in other operating assets and liabilities	4,757	(15,487)
Corporate income tax paid	(351)	(260)
Net cash from operating activities	60,444	2,924
Net cash from investing activities	(11,599)	(17,075)
Net cash from financing activities	3,133	(610)
Effect of exchange rates on cash and cash equivalents	7,814	652
Net increase/(decrease) in cash and cash equivalents	59,792	(14,109)
Cash and cash equivalents at beginning of the period	183,387	211,166
Cash and cash equivalents at end of period	£ 243,179	£ 197,057